Note 8 – Liability for Equity-Linked Financial Instruments (Details) - Inputs to Black-Scholes Model - $ / shares	9 Months Ended	12 Months Ended		72 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2009	Dec. 31, 2014
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock price			$ 26.25
Exercise price			$ 34.50
Expected life (years)			2 years 6 months
Expected volatility			63.00%	59.00%
Risk-free interest rate			1.37%
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock price		$ 3.75		$ 3.75
Exercise price		$ 0.75		$ 0.75
Expected life (years)	5 years	5 years		2 years
Risk-free interest rate	1.63%	1.44%		0.13%
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Stock price		$ 37.50		$ 37.50
Exercise price		$ 25.613		$ 25.613
Expected life (years)		10 years		6 years 6 months
Risk-free interest rate	2.35%	2.75%		2.97%